Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
REVENUES:
Voyage revenue	$ 183,331	$ 210,541
EXPENSES:
Voyage expenses	(3,037)	(1,573)
Voyage expenses-related parties (Note 3)	(1,588)	(1,579)
Vessels’ operating expenses	(52,842)	(50,847)
General and administrative expenses	(1,535)	(1,554)
General and administrative expenses – related parties (Note 3)	(3,377)	(3,328)
Management fees-related parties (Note 3)	(9,551)	(9,387)
Amortization of dry-docking and special survey costs (Note 7)	(3,358)	(3,911)
Depreciation (Notes 6, 11 and 20)	(45,963)	(48,515)
Amortization of prepaid lease rentals, net (Notes 11 and 12)	(4,041)	(4,320)
Loss on sale / disposal of vessels, net (Note 6)	(861)	(3,638)
Loss on vessel held for sale (Note 6)	0	(2,732)
Foreign exchange gains / (losses), net	(18)	31
Operating income	57,160	79,188
OTHER INCOME / (EXPENSES):
Interest income	1,878	1,116
Interest and finance costs (Note 16)	(29,378)	(35,338)
Swaps’ breakage cost (Note 18)	(1,234)	0
Equity gain on investments (Note 9)	5,199	887
Other, net	95	606
Loss on derivative instruments, net (Note 18)	(253)	(396)
Total other expenses	(23,693)	(33,125)
Net Income	33,467	46,063
Earnings allocated to Preferred Stock (Note 15)	(14,782)	(10,473)
Net income available to Common Stockholders	$ 18,685	$ 35,590
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.17	$ 0.38
Weighted average number of shares, basic and diluted (in shares)	109,340,800	93,851,789